Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Summary of the Company's intangible assets, net
As of December 31,
2012
RMB

Brand name	2,141
Customer relationships	1,637
Source code	933
4,711
Less: accumulated amortization	(142)
Intangible assets, net	4,569

Schedule of amortization expenses for future periods
For the year ended December 31,	Amortization expenses
RMB
2013	635
2014	635
2015	635
2016	635
2017	580
Thereafter	1,449
Total	4,569